UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                    ----------------------

                               Phoenix Portfolios
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------------

                   Date of fiscal year end: OCTOBER 31, 2003
                                           ----------------------

                   Date of reporting period: OCTOBER 31, 2003
                                            ---------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


Annual Report

[GRAPHIC OMITTED]
OCTOBER 31, 2003

PHOENIX MARKET NEUTRAL FUND

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:

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[LOGO OMITTED]     PHOENIX
                   INVESTMENT PARTNERS, LTD.
                   COMMITTED TO INVESTOR SUCCESS(SM)

   This report is not authorized for distribution to prospective investors in the Phoenix Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Market Neutral Fund annual report. With this writing, we are continuing to witness new signs of life in the equity markets, and I am encouraged that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix Market Neutral Fund may help you in this effort.

      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.




Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


DECEMBER 1, 2003


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------





1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

PHOENIX MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, CARLTON B. NEEL AND DAVID DICKERSON

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Market Neutral Fund's objective is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk securities.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the 12 months ended October 31, 2003, the Fund underperformed its benchmark. Class A shares returned -5.79% versus a return of 1.23% for the Citigroup 90-Day Treasury Bill Index 1. Class B shares were at -6.49%, Class C shares at -6.44%, and Class I shares at -5.49%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU DESCRIBE YOUR INVESTMENT STRATEGY AND PROCESS?

A: We began managing the Fund on May 19th, 2003 and we brought with us a successful track record of performance from the Euclid Market Neutral Fund.

      For the Phoenix Market Neutral Fund, we maintain a strategy that seeks capital appreciation in bull and bear markets through a portfolio of long and short positions in equity securities. The Fund attempts to reduce risk relating to the overall market by investing approximately the same amount of dollars in both long and short stock investments. In addition, risk relating to the overperformance or underperformace of various economic sectors and industries is reduced significantly be investing approximately the same amount of the Fund's assets long and short across a broad spectrum of economic sectors. The exposure of the portfolio to various measures of investment style are also managed closely so that unique risk relating to factors such as style (growth, value), market capitalization, and dividend yield are avoided.

      The Fund attempts to produce positive returns in a variety of market environments through the application of a proprietary screening process that utilizes a quantitative model developed by the investment team. The models screen a universe of approximately the largest 3,000 U.S. stocks, looking for a favorable trade-off of growth and value characteristics. The models seek to identify companies that are relatively cheap compared to their competitors as candidates to buy, while identifying others that are "rich" or too expensive relative to their peers to go short. Ultimately, the process results in a portfolio of about 300 long positions and 300 short positions.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE LAST 12 MONTHS?

A: Anyone who has been involved in the stock market over the last year can attest to the fact that it has been a wild ride. Fears of war with Iraq and the ultimate realization of conflict has created investor uncertainty, however, improving economic conditions generated solid earnings improvements for most companies, and sent stocks generally




1 THE CITIGROUP 90-DAY TREASURY BILL INDEX IS COMMONLY USED TO REPRESENT A "RISK
  FREE" RATE OF RETURN. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

higher for the last year. We believe that some of the optimism is warranted, however, many companies that have outperformed their peers are not names that we have viewed as the highest quality. In other words, there seems to be a bit of a trend back to the euphoria of the NASDAQ "bubble" that ended with the recent market decline. Investors seem to be gravitating to what we believe are lower quality names. The stocks we have on the long side tend to trade at a discount to the market, as measured by price-to-earnings, while we look for "expensive" names to short, that the models have shown are trading at too much of a premium to their growth rate. In this lasted uptrend in the market, that has not yielded significant gains.

Q: WHAT HOLDINGS HELPED THE PORTFOLIO'S PERFORMANCE AND WHAT HOLDINGS NEGATIVELY AFFECTED PERFORMANCE?

A: We believe the Fund has benefited from our model's ability to identify relative value within industries. As fund managers we also analyze where our process has been working well, and which industries or sectors are not providing outperformance. Because many investors have been buying companies that we view as relatively overpriced, to the relative detriment of companies we view as relatively cheap, the management team has been forced to keep risk low and wait for the process to work. The new management team took over the Fund in May 2003 and spent the better part of the next month rebuilding the Fund to fit our process. Since that time, there have been no dramatic moves for the Fund overall. Specifically, the long position in Nextel Communications against the short position in AT&T Wireless has worked well, whereas the long position in Aon Corp. versus the short position in Marsh and McLennan Co. has hurt somewhat, just to name two specific examples.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Overall it is our view that investors will begin to reward companies that provide earnings consistency, stability and steady growth, buying the stocks of companies that trade at a relative discount to their competitors and offer value. In our view, there is too much speculation on stocks that cannot sustain their price relative to both their actual and estimated growth. We continue to believe in our investment process and are optimistic that it will provide value to you in 2004 and beyond.

                                                                DECEMBER 1, 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                                          INCEPTION     INCEPTION
                                                                 1 YEAR        5 YEAR    TO 10/31/03      DATE
                                                                 ------        ------    -----------    ---------

        Class A Shares at NAV 2                                   (5.79)%       2.71%       1.62%        5/1/98
        Class A Shares at POP 3                                  (11.21)        1.50        0.54         5/1/98

        Class B Shares at NAV 2                                   (6.49)        1.99        0.92         5/1/98
        Class B Shares with CDSC 4                               (10.23)        1.80        0.75         5/1/98

        Class C Shares at NAV 2                                   (6.44)        1.98        0.89         5/1/98
        Class C Shares with CDSC 4                                (6.44)        1.98        0.89         5/1/98

        Class I Shares at NAV 2                                   (5.49)        3.00        1.88         5/1/98

        Citigroup 90-Day Treasury Bill Index 6                     1.23         3.65        3.78        4/30/98

        S&P 500(R) Index 7                                        20.83         0.54        0.28         5/1/98


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

5 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, B, C and I shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. The performance of Class I shares is shown at the NAV Return. Performance assumes dividends and capital gains are reinvested.



                   PHOENIX          PHOENIX         PHOENIX           PHOENIX         CITIGROUP
                MARKET NEUTRAL   MARKET NEUTRAL  MARKET NEUTRAL    MARKET NEUTRAL      90-DAY
                     FUND             FUND            FUND              FUND        TREASURY BILL      S&P 500(R)
                   CLASS A 5        CLASS B 5       CLASS C 5         CLASS I 5       INDEX 6           INDEX 7


5/1/98            $ 9,425.00       $10,000.00       $10,000.00       $10,000.00       $10,000.00       $10,000.00
10/30/98            9,009.44         9,532.63         9,514.99         9,559.08        10,252.60         9,885.65
10/29/99            8,973.14         9,435.02         9,408.12         9,560.12        10,730.70        12,434.80
10/31/00            8,735.33         9,116.55         9,096.65         9,333.14        11,347.20        13,187.30
10/31/01            9,772.92        10,125.50        10,107.30        10,465.90        11,891.00         9,901.61
10/31/02           10,931.00        11,249.60        11,220.30        11,725.40        12,117.10         8,405.85
10/31/03           10,298.10        10,420.50        10,497.30        11,081.60        12,265.80        10,156.90

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A Shares, CDSC returns for Class B and Class C Shares and NAV returns for Class I Shares since inception.

6 The Citigroup 90-Day Treasury Bill Index (formerly titled The Salomon Brothers
  90-Day Treasury Bill Index) is commonly used to represent a "risk-free" rate of return. The index's performance does not reflect sales charges.

7 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix Market Neutral Fund

                 TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. CBL & Associates Properties, Inc.            0.7%
 2. StanCorp Financial Group, Inc.               0.6%
 3. Hewlett-Packard Co.                          0.6%
 4. International Rectifier Corp.                0.6%
 5. Harley-Davidson, Inc.                        0.6%
 6. Wisconsin Energy Corp.                       0.6%
 7. Fairchild Semiconductor International, Inc.  0.5%
 8. QUALCOMM, Inc.                               0.5%
 9. MICROS Systems, Inc.                         0.5%
10. Beazer Homes USA, Inc.                       0.5%

            INVESTMENTS AND SECURITIES SOLD SHORT AT OCTOBER 31, 2003


                                                   SHARES             VALUE
                                                   ------          ----------
INVESTMENTS--90.6%
COMMON STOCKS--88.7%

ADVERTISING--0.2%
ADVO, Inc. .....................................    5,200        $    233,116

AEROSPACE & DEFENSE--2.4%
EDO Corp. ......................................   23,600             526,280
Engineered Support Systems, Inc. ...............    8,200             554,402
Esterline Technologies Corp.(b) ................   16,600             367,690
Herley Industries, Inc.(b) .....................   21,700             410,130
Moog, Inc. Class A(b) ..........................    3,000             127,200
Precision Castparts Corp. ......................    3,000             123,390
Rockwell Collins, Inc. .........................    3,100              85,095
United Defense Industries, Inc.(b) .............    3,600             116,640
United Technologies Corp. ......................    7,000             592,830
                                                                   ----------
                                                                    2,903,657
                                                                   ----------
AIR FREIGHT & COURIERS--0.2%
Hunt (J.B.) Transport Services, Inc.(b) ........    7,984             202,634

AIRLINES--0.9%
Mesa Air Group, Inc.(b) ........................   45,600             491,112
Northwest Airlines Corp.(b) ....................   43,000             588,670
                                                                   ----------
                                                                    1,079,782
                                                                   ----------
ALUMINUM--0.5%
Alcoa, Inc. ....................................   19,500             615,615

APPAREL RETAIL--1.5%
American Eagle Outfitters, Inc.(b) .............   35,200             562,848
Charming Shoppes, Inc.(b) ......................   90,300             591,465
Finish Line, Inc. (The) Class A(b) .............    4,000             122,480
Men's Wearhouse, Inc. (The)(b) .................    3,200              94,272
Pacific Sunwear of California, Inc.(b) .........    4,800             110,832
Ross Stores, Inc. ..............................    5,600             280,056
Stage Stores, Inc.(b) ..........................    2,000              57,540
                                                                   ----------
                                                                    1,819,493
                                                                   ----------


                                                   SHARES             VALUE
                                                   ------          ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Coach, Inc.(b) .................................    3,600        $    127,692

APPLICATION SOFTWARE--2.1%
Citrix Systems, Inc.(b) ........................    3,600              91,008
Informatica Corp.(b) ...........................   56,609             617,038
JDA Software Group, Inc.(b) ....................    5,100             109,191
Kronos, Inc.(b) ................................    2,100             126,000
Mentor Graphics Corp.(b) .......................   38,400             643,200
MICROS Systems, Inc.(b) ........................   16,000             647,840
SS&C Technologies, Inc. ........................   15,000             330,000
                                                                   ----------
                                                                    2,564,277
                                                                   ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Affiliated Managers Group, Inc.(b) .............    7,700             558,250
T. Rowe Price Group, Inc. ......................    2,300              94,645
                                                                   ----------
                                                                      652,895
                                                                   ----------
AUTO PARTS & EQUIPMENT--0.3%
Johnson Controls, Inc. .........................    2,000             215,060
Lear Corp.(b) ..................................    2,600             151,034
                                                                   ----------
                                                                      366,094
                                                                   ----------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. ...........................    7,000             298,690
Thor Industries, Inc. ..........................    3,400             218,008
                                                                   ----------
                                                                      516,698
                                                                   ----------
BIOTECHNOLOGY--1.0%
Amgen, Inc.(b) .................................    3,000             185,280
Biogen, Inc.(b) ................................   10,400             420,888
BioReliance Corp.(b) ...........................    7,600             259,768
Celgene Corp.(b) ...............................    2,600             108,394
IDEXX Laboratories, Inc.(b) ....................    4,600             217,580
                                                                   ----------
                                                                    1,191,910
                                                                   ----------

Phoenix Market Neutral Fund

                                                   SHARES             VALUE
                                                   ------          ----------

BREWERS--0.5%
Coors (Adolph) Co. Class B .....................   10,500        $    588,525

BROADCASTING & CABLE TV--1.6%
Cox Communications, Inc. Class A(b) ............   18,500             630,295
EchoStar Communications Corp. Class A(b) .......   15,500             593,960
Entercom Communications Corp.(b) ...............   12,400             568,044
TiVo, Inc.(b) ..................................   17,300             138,746
                                                                   ----------
                                                                    1,931,045
                                                                   ----------
BUILDING PRODUCTS--0.0%
ELK Corp. ......................................    1,275              32,385

CASINOS & GAMING--0.8%
GTECH Holdings Corp. ...........................    5,400             241,272
Harrah's Entertainment, Inc. ...................   14,300             622,050
Multimedia Games, Inc.(b) ......................    3,900             146,679
                                                                   ----------
                                                                    1,010,001
                                                                   ----------
COMMERCIAL PRINTING--0.2%
Consolidated Graphics, Inc.(b) .................    5,200             143,780
New England Business Service, Inc. .............    1,500              43,650
                                                                   ----------
                                                                      187,430
                                                                   ----------
COMMODITY CHEMICALS--0.5%
Georgia Gulf Corp. .............................   22,200             597,180

COMMUNICATIONS EQUIPMENT--2.2%
Andrew Corp.(b) ................................   26,000             340,080
Avaya, Inc.(b) .................................    6,400              82,816
Black Box Corp. ................................    7,900             340,174
Emulex Corp.(b) ................................   21,500             608,880
Inter-Tel, Inc. ................................    4,300             108,317
Plantronics, Inc.(b) ...........................    8,700             241,947
QLogic Corp.(b) ................................    2,400             134,520
QUALCOMM, Inc. .................................   13,700             650,750
Scientific-Atlanta, Inc. .......................    4,100             121,360
                                                                   ----------
                                                                    2,628,844
                                                                   ----------
COMPUTER & ELECTRONICS RETAIL--0.4%
Electronics Boutique Holdings Corp.(b) .........   18,600             529,170

COMPUTER HARDWARE--0.8%
Diebold, Inc. ..................................    4,800             273,888
Hewlett-Packard Co. ............................   30,500             680,455
                                                                   ----------
                                                                      954,343
                                                                   ----------
COMPUTER STORAGE & PERIPHERALS--0.3%
Advanced Digital Information Corp.(b) ..........   12,300             199,875
Storage Technology Corp.(b) ....................    5,000             120,500
                                                                   ----------
                                                                      320,375
                                                                   ----------


                                                   SHARES             VALUE
                                                   ------          ----------

CONSTRUCTION & ENGINEERING--0.2%
Dycom Industries, Inc.(b) ......................    5,100        $    110,211
Perini Corp.(b) ................................   15,000             124,350
                                                                   ----------
                                                                      234,561
                                                                   ----------
CONSTRUCTION MATERIALS--0.1%
Florida Rock Industries, Inc. ..................    2,100             120,225

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
Cummins, Inc. ..................................    1,900              90,060
Oshkosh Truck Corp. ............................   12,400             568,292
PACCAR, Inc. ...................................    1,200              94,752
                                                                   ----------
                                                                      753,104
                                                                   ----------
CONSUMER FINANCE--0.4%
CompuCredit Corp.(b) ...........................    4,200              83,034
WFS Financial, Inc.(b) .........................    4,800             209,328
World Acceptance Corp.(b) ......................    9,600             172,224
                                                                   ----------
                                                                      464,586
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--2 1%
Affiliated Computer Services, Inc. Class A(b) ..   12,000             587,160
BISYS Group, Inc. (The)(b) .....................   44,600             637,780
Certegy, Inc. ..................................    5,000             168,300
Convergys Corp.(b) .............................   20,900             335,654
First Data Corp. ...............................   14,500             517,650
Global Payments, Inc. ..........................    2,600             108,290
StarTek, Inc. ..................................    3,400             112,914
                                                                   ----------
                                                                    2,467,748
                                                                   ----------
DEPARTMENT STORES--0.5%
Federated Department Stores, Inc. ..............    2,400             114,120
Nordstrom, Inc. ................................   15,400             469,546
                                                                   ----------
                                                                      583,666
                                                                   ----------
DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Class A(b) ..........   19,000             596,030

DIVERSIFIED CAPITAL MARKETS--0.1%
J.P. Morgan Chase & Co. ........................    4,300             154,370

DIVERSIFIED COMMERCIAL SERVICES--2.2%
Angelica Corp. .................................    3,400              70,040
Block (H&R), Inc. ..............................    2,700             127,143
Bright Horizons Family Solutions, Inc.(b) ......    3,100             133,176
Century Business Services, Inc.(b) .............   56,000             232,400
Cornell Cos., Inc.(b) ..........................    4,900              69,531
Equifax, Inc. ..................................    4,800             117,312
Exult, Inc.(b) .................................   74,600             591,578
Pre-Paid Legal Services, Inc.(b) ...............    5,400             146,664
Strayer Education, Inc. ........................    1,200             117,516


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES             VALUE
                                                   ------          ----------

DIVERSIFIED COMMERCIAL SERVICES--CONTINUED
Tetra Tech, Inc.(b) ............................    5,300        $    119,144
University of Phoenix Online(b) ................    2,700             185,652
Wackenhut Corrections Corp.(b) .................    3,900              81,198
West Corp.(b) ..................................   25,100             608,173
                                                                   ----------
                                                                    2,599,527
                                                                   ----------
DRUG RETAIL--0.5%
CVS Corp. ......................................   16,700             587,506

ELECTRIC UTILITIES--2.2%
Entergy Corp. ..................................   11,300             609,070
Exelon Corp. ...................................    7,400             469,530
Great Plains Energy, Inc. ......................   10,700             341,116
NSTAR ..........................................   12,600             588,420
Wisconsin Energy Corp. .........................   20,400             668,100
                                                                   ----------
                                                                    2,676,236
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc. ............................   13,000             279,500
American Power Conversion Corp. ................    7,900             159,817
Belden, Inc. ...................................   14,100             264,375
Rockwell Automation, Inc. ......................    4,200             130,410
                                                                   ----------
                                                                      834,102
                                                                   ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Amphenol Corp. Class A(b) ......................    2,700             158,625
Checkpoint Systems, Inc.(b) ....................   14,400             271,296
MTS Systems Corp. ..............................    7,200             126,648
RadiSys Corp.(b) ...............................    5,500             107,525
Rofin-Sinar Technologies, Inc.(b) ..............    5,000             118,750
Waters Corp.(b) ................................   18,800             590,884
                                                                   ----------
                                                                    1,373,728
                                                                   ----------
ELECTRONIC MANUFACTURING SERVICES--1.2%
Benchmark Electronics, Inc.(b) .................    4,100             199,752
Jabil Circuit, Inc.(b) .........................    3,900             108,615
Methode Electronics, Inc. Class A ..............   37,967             452,187
Plexus Corp.(b) ................................    4,600              79,534
TTM Technologies, Inc.(b) ......................   36,986             595,475
                                                                   ----------
                                                                    1,435,563
                                                                   ----------
EMPLOYMENT SERVICES--1.7%
CDI Corp. ......................................   19,500             638,625
Gevity HR, Inc. ................................   10,800             163,296
Labor Ready, Inc.(b) ...........................   57,000             619,590
Manpower, Inc. .................................   13,800             640,320
                                                                   ----------
                                                                    2,061,831
                                                                   ----------


                                                   SHARES             VALUE
                                                   ------          ----------

ENVIRONMENTAL SERVICES--1.0%
Allied Waste Industries, Inc. ..................   51,100        $    576,408
Waste Connections, Inc.(b) .....................   16,500             572,220
                                                                   ----------
                                                                    1,148,628
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co. ...................................   22,800             571,140

FOOD RETAIL--0.2%
7-Eleven, Inc.(b) ..............................    8,700             138,765
Pathmark Stores, Inc. ..........................   15,900             108,915
                                                                   ----------
                                                                      247,680
                                                                   ----------
FOOTWEAR--0.1%
Brown Shoe Co., Inc. ...........................    3,500             121,100

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. ...............................    2,100             126,483

GAS UTILITIES--0.6%
New Jersey Resources Corp. .....................    3,300             124,905
WGL Holdings, Inc. .............................   21,000             580,650
                                                                   ----------
                                                                      705,555
                                                                   ----------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b) ..............................   35,100             526,851

HEALTH CARE DISTRIBUTORS--0.5%
Omnicare, Inc. .................................   10,700             410,238
Patterson Dental Co.(b) ........................    2,600             166,348
                                                                   ----------
                                                                      576,586
                                                                   ----------
HEALTH CARE EQUIPMENT--3.0%
ALARIS Medical Systems, Inc.(b) ................   20,051             310,991
Bard (C.R.), Inc. ..............................    1,300             104,065
Beckman Coulter, Inc. ..........................    2,000              99,300
Biosite, Inc.(b) ...............................   21,400             552,120
Closure Medical Corp.(b) .......................   20,200             622,362
Guidant Corp. ..................................   12,000             612,120
ResMed, Inc.(b) ................................    1,800              75,186
Respironics, Inc.(b) ...........................    4,100             170,929
STERIS Corp.(b) ................................   26,300             547,566
Varian Medical Systems, Inc.(b) ................    7,200             460,368
                                                                   ----------
                                                                    3,555,007
                                                                   ----------
HEALTH CARE FACILITIES--0.7%
Dynacq International, Inc.(b) ..................    5,900              98,707
Service Corporation International(b) ...........   10,944              53,078
Tenet Healthcare Corp.(b) ......................   42,100             580,980
VCA Antech, Inc.(b) ............................    5,000             141,200
                                                                   ----------
                                                                      873,965
                                                                   ----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES             VALUE
                                                   ------          ----------

HEALTH CARE SERVICES--1.8%
AdvancePCS(b) ..................................    3,300        $    169,851
Advisory Board Co. (The)(b) ....................    2,900             105,531
DaVita, Inc.(b) ................................    7,400             259,740
IDX Systems Corp.(b) ...........................   18,331             480,272
IMPAC Medical Systems, Inc.(b) .................   20,600             484,924
Pediatrix Medical Group, Inc.(b) ...............   12,100             646,745
                                                                   ----------
                                                                    2,147,063
                                                                   ----------
HEALTH CARE SUPPLIES--0.8%
Bausch & Lomb, Inc. ............................   11,900             573,104
DJ Orthopedics, Inc.(b) ........................    9,400             168,730
Merit Medical Systems, Inc.(b) .................    4,666             122,203
SurModics, Inc.(b) .............................    3,500              73,535
                                                                   ----------
                                                                      937,572
                                                                   ----------
HOME ENTERTAINMENT SOFTWARE--0.5%
Electronic Arts, Inc.(b) .......................    3,759             372,291
Renaissance Learning, Inc.(b) ..................    7,000             176,120
                                                                   ----------
                                                                      548,411
                                                                   ----------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.(b) .....................    1,500             111,180

HOME IMPROVEMENT RETAIL--0.5%
Home Depot, Inc. (The) .........................    3,700             137,159
Lowe's Cos., Inc. ..............................    7,500             441,975
                                                                   ----------
                                                                      579,134
                                                                   ----------
HOMEBUILDING--1.8%
Beazer Homes USA, Inc.(b) ......................    6,500             646,750
Hovnanian Enterprises, Inc. Class A(b) .........    2,500             203,200
M/I Schottenstein Homes, Inc. ..................   13,100             545,353
Ryland Group, Inc. (The) .......................    1,600             142,240
Standard Pacific Corp. .........................   12,600             602,910
                                                                   ----------
                                                                    2,140,453
                                                                   ----------
HOTELS, RESORTS & CRUISE LINES--0.1%
Choice Hotels International, Inc.(b) ...........    3,300             108,966

HOUSEHOLD APPLIANCES--0.6%
Black & Decker Corp. (The) .....................   12,500             597,625
Whirlpool Corp. ................................    2,300             162,081
                                                                   ----------
                                                                      759,706
                                                                   ----------
HOUSEHOLD PRODUCTS--0.6%
Dial Corp. (The) ...............................   25,500             612,000
WD-40 Co. ......................................    4,900             159,005
                                                                   ----------
                                                                      771,005
                                                                   ----------


                                                   SHARES             VALUE
                                                   ------          ----------

HOUSEWARES & SPECIALTIES--0.2%
Fortune Brands, Inc. ...........................    3,500        $    228,025

INDUSTRIAL CONGLOMERATES--0.1%
Carlisle Cos., Inc. ............................    1,800             103,230

INDUSTRIAL MACHINERY--1.7%
Briggs & Stratton Corp. ........................    9,600             624,096
Danaher Corp. ..................................    7,700             637,945
Graco, Inc. ....................................    3,900             148,590
Pentair, Inc. ..................................   14,800             606,800
                                                                   ----------
                                                                    2,017,431
                                                                   ----------
INSURANCE BROKERS--0.5%
Aon Corp. ......................................   26,200             573,780

INTEGRATED OIL & GAS--0.3%
ConocoPhillips .................................    5,100             291,465
Marathon Oil Corp. .............................    2,700              79,839
                                                                   ----------
                                                                      371,304
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--1 0%
CenturyTel, Inc. ...............................    3,900             139,425
Commonwealth Telephone Enterprises, Inc.(b) ....   14,183             578,099
General Communication, Inc. Class A(b) .........   39,959             393,996
TALK America Holdings, Inc.(b) .................    6,900              86,112
                                                                   ----------
                                                                    1,197,632
                                                                   ----------
INVESTMENT BANKING & BROKERAGE--1.3%
Bear Stearns Cos., Inc. (The) ..................    5,900             449,875
E*TRADE Financial Corp.(b) .....................   55,400             570,620
Edwards (A.G.), Inc. ...........................    2,000              81,000
James (Raymond) Financial, Inc. ................    2,700             110,133
LaBranche & Co., Inc.(b) .......................   28,800             304,992
SWS Group, Inc. ................................    4,800             104,160
                                                                   ----------
                                                                    1,620,780
                                                                   ----------
IT CONSULTING & OTHER SERVICES--0.6%
CACI International, Inc. Class A(b) ............    1,800              89,154
Cognizant Technology Solutions Corp.(b) ........    7,600             344,964
Keane, Inc.(b) .................................    6,400              84,096
MAXIMUS, Inc.(b) ...............................    4,700             164,077
                                                                   ----------
                                                                      682,291
                                                                   ----------
LEISURE PRODUCTS--1.0%
Mattel, Inc. ...................................   30,100             582,736
Polaris Industries, Inc. .......................    7,200             616,320
                                                                   ----------
                                                                    1,199,056
                                                                   ----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES             VALUE
                                                   ------          ----------

LIFE & HEALTH INSURANCE--1.1%
AFLAC, Inc. ....................................    4,300        $    156,864
FBL Financial Group, Inc. Class A ..............    4,300             112,230
MONY Group, Inc. (The) .........................   10,800             345,708
StanCorp Financial Group, Inc. .................   12,000             756,600
                                                                   ----------
                                                                    1,371,402
                                                                   ----------
MANAGED HEALTH CARE--0.3%
Aetna, Inc. ....................................    3,200             183,712
PacifiCare Health Systems, Inc.(b) .............    3,400             202,300
                                                                   ----------
                                                                      386,012
                                                                   ----------
METAL & GLASS CONTAINERS--0.3%
Ball Corp. .....................................    7,200             404,640

MOTORCYCLE MANUFACTURERS--0.6%
Harley-Davidson, Inc. ..........................   14,100             668,481

MOVIES & ENTERTAINMENT--0.1%
Regal Entertainment Group Class A ..............    5,900             120,950

MULTI-LINE INSURANCE--0.8%
Allmerica Financial Corp.(b) ...................   22,900             609,827
American International Group, Inc. .............    5,300             322,399
Hartford Financial Services Group, Inc. (The) ..    1,400              76,860
                                                                   ----------
                                                                    1,009,086
                                                                   ----------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
Constellation Energy Group, Inc. ...............   16,300             592,831
MDU Resources Group, Inc. ......................   19,950             451,468
ONEOK, Inc. ....................................   29,300             582,777
Williams Cos., Inc. (The) ......................   56,500             576,300
                                                                   ----------
                                                                    2,203,376
                                                                   ----------
OFFICE ELECTRONICS--0.5%
Xerox Corp.(b) .................................   56,200             590,100

OIL & GAS EQUIPMENT & SERVICES--1.3%
Halliburton Co. ................................    4,200             100,296
Oceaneering International, Inc.(b) .............   24,400             562,664
Offshore Logistics, Inc.(b) ....................   21,563             470,073
Smith International, Inc.(b) ...................   11,100             413,253
                                                                   ----------
                                                                    1,546,286
                                                                   ----------
OIL & GAS EXPLORATION & PRODUCTION--2.3%
Chesapeake Energy Corp. ........................   52,100             621,553
Devon Energy Corp. .............................   10,427             505,710
Newfield Exploration Co.(b) ....................   15,400             611,842
Penn Virginia Corp. ............................    6,420             291,147
Pogo Producing Co. .............................   11,000             459,910
Vintage Petroleum, Inc. ........................   20,500             236,775
                                                                   ----------
                                                                    2,726,937
                                                                   ----------


                                                   SHARES             VALUE
                                                   ------          ----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Sunoco, Inc. ...................................    1,900        $     83,144
World Fuel Services Corp. ......................    7,700             220,682
                                                                   ----------
                                                                      303,826
                                                                   ----------
PACKAGED FOODS & MEATS--2.3%
Dean Foods Co.(b) ..............................    6,450             195,113
General Mills, Inc. ............................   13,300             596,505
Ralcorp Holdings, Inc.(b) ......................   21,300             585,750
Sanderson Farms, Inc. ..........................   11,000             386,540
Smucker (J.M.) Co. (The) .......................   10,500             459,585
Tyson Foods, Inc. Class A ......................   41,800             596,486
                                                                   ----------
                                                                    2,819,979
                                                                   ----------
PAPER PACKAGING--0.2%
Sealed Air Corp.(b) ............................    2,200             117,106
Temple-Inland, Inc. ............................    1,600              86,448
                                                                   ----------
                                                                      203,554
                                                                   ----------
PAPER PRODUCTS--0.6%
Boise Cascade Corp. ............................   21,900             614,295
Georgia-Pacific Corp. ..........................    5,300             139,284
                                                                   ----------
                                                                      753,579
                                                                   ----------
PERSONAL PRODUCTS--0.3%
Alberto-Culver Co. Class B .....................    5,400             342,360

PHARMACEUTICALS--0.8%
aaiPharma, Inc.(b) .............................    7,400             133,866
Abbott Laboratories ............................    2,100              89,502
Bradley Pharmaceticals, Inc.(b) ................    3,000              80,610
Endo Pharmaceuticals Holdings, Inc.(b) .........    6,800             111,248
Eon Labs, Inc.(b) ..............................    3,900             164,229
K-V Pharmaceutical Co. Class A(b) ..............    6,300             151,200
Medicis Pharmaceutical Corp. Class A ...........    1,300              82,355
Pharmaceutical Resources, Inc.(b) ..............    2,500             180,700
                                                                   ----------
                                                                      993,710
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--1.7%
Allstate Corp. (The) ...........................   10,500             414,750
Ambac Financial Group, Inc. ....................    1,800             127,332
First American Corp. ...........................    7,700             220,605
LandAmerica Financial Group, Inc. ..............   12,600             630,126
Mercury General Corp. ..........................    2,000              95,060
Navigators Group, Inc. (The)(b) ................    4,320             137,030
Old Republic International Corp. ...............   10,600             380,964
                                                                   ----------
                                                                    2,005,867
                                                                   ----------
PUBLISHING & PRINTING--1.4%
Belo Corp. Class A .............................   21,500             586,090
Getty Images, Inc.(b) ..........................    3,000             134,100


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES             VALUE
                                                   ------          ----------

PUBLISHING & PRINTING--CONTINUED
Media General, Inc. Class A ....................    7,700        $    508,585
Meredith Corp. .................................    8,600             417,272
                                                                   ----------
                                                                    1,646,047
                                                                   ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Corrections Corp. of America(b) ................    3,500              85,960
Trammell Crow Co.(b) ...........................   15,900             216,399
                                                                   ----------
                                                                      302,359
                                                                   ----------
REGIONAL BANKS--4.0%
AmSouth Bancorp ................................   25,200             595,224
Columbia Banking Systems, Inc. .................    9,000             174,330
Commerce Bancorp, Inc. .........................    9,800             473,732
First Indiana Corp. ............................      500               9,125
First Republic Bank ............................    4,800             171,840
First Tennessee National Corp. .................    9,500             430,920
Glacier Bancorp, Inc. ..........................   11,400             350,664
Gold Banc Corp., Inc. ..........................    8,100             104,652
Hudson United Bancorp ..........................   16,300             591,527
Independent Bank Corp. .........................   11,320             327,488
Irwin Financial Corp. ..........................    5,500             154,165
Provident Bankshares Corp. .....................    4,000             124,120
South Financial Group, Inc. (The) ..............   22,866             597,489
Sterling Bancshares, Inc. ......................   22,500             258,750
Sun Bancorp, Inc.(b) ...........................    3,100              72,540
U.S.B. Holding Co., Inc. .......................    8,885             166,149
Umpqua Holdings Corp. ..........................    5,545             113,395
Union Bankshares Corp. .........................    1,300              41,522
                                                                   ----------
                                                                    4,757,632
                                                                   ----------
REINSURANCE--0.1%
Everest Re Group Ltd. ..........................    1,200              99,540

REITS--2.8%
Acadia Realty Trust ............................    4,800              54,432
CBL & Associates Properties, Inc. ..............   14,800             788,840
Corporate Office Properties Trust ..............   26,400             510,576
General Growth Properties, Inc. ................    1,000              76,500
Kilroy Realty Corp. ............................   20,400             589,560
Newcastle Investment Corp. .....................   26,600             622,440
Parkway Properties, Inc. .......................   12,900             568,245
Tager Factory Outlet Centers, Inc. .............    3,300             133,254
                                                                   ----------
                                                                    3,343,847
                                                                   ----------
RESTAURANTS--1.0%
Applebee's International, Inc. .................    8,900             333,839
Bob Evans Farms, Inc. ..........................    2,300              67,988
CBRL Group, Inc. ...............................    3,300             127,875
Outback Steakhouse, Inc. .......................    3,800             159,600
Ruby Tuesday, Inc. .............................    5,000             136,750


                                                   SHARES             VALUE
                                                   ------          ----------

RESTAURANTS--CONTINUED
Yum! Brands, Inc.(b) ...........................    9,400        $    320,916
                                                                   ----------
                                                                    1,146,968
                                                                   ----------
SEMICONDUCTOR EQUIPMENT--0.5%
Photronics, Inc.(b) ............................   26,900             579,426

SEMICONDUCTORS--2.3%
Fairchild Semiconductor International, Inc.(b) .   29,100             657,660
International Rectifier Corp.(b) ...............   14,100             672,993
Lattice Semiconductor Corp.(b) .................   21,799             170,032
LSI Logic Corp.(b) .............................   64,000             591,360
National Semiconductor Corp.(b) ................   15,800             641,954
                                                                   ----------
                                                                    2,733,999
                                                                   ----------
SPECIALIZED FINANCE--0.1%
Moody's Corp. ..................................    3,000             173,490

SPECIALTY CHEMICALS--1.5%
Cytec Industries, Inc.(b) ......................    4,500             157,095
Fuller (H.B.) Co. ..............................   22,200             550,116
Minerals Technologies, Inc. ....................    1,600              87,680
RPM International, Inc. ........................   37,500             541,875
Sigma-Aldrich Corp. ............................    8,600             451,070
                                                                   ----------
                                                                    1,787,836
                                                                   ----------
SPECIALTY STORES--2.3%
Advance Auto Parts, Inc.(b) ....................    5,700             445,854
AutoNation, Inc.(b) ............................   31,300             585,310
AutoZone, Inc.(b) ..............................    1,100             105,710
Claire's Stores, Inc. ..........................   14,800             572,760
Haverty Furniture Cos., Inc. ...................    3,800              78,850
Office Depot, Inc.(b) ..........................   42,000             627,060
Staples, Inc.(b) ...............................   14,300             383,526
                                                                   ----------
                                                                    2,799,070
                                                                   ----------
SYSTEMS SOFTWARE--1.2%
Computer Associates International, Inc. ........    3,800              89,376
Micromuse, Inc.(b) .............................   11,300              90,965
Quality Systems, Inc.(b) .......................   12,300             588,186
Symantec Corp.(b) ..............................    9,200             613,180
                                                                   ----------
                                                                    1,381,707
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--1.5%
Fannie Mae .....................................    1,100              78,859
FirstFed Financial Corp.(b) ....................    2,600             117,000
Flushing Financial Corp. .......................    3,900              94,575
New York Community Bancorp, Inc. ...............   16,500             597,300
Sovereign Bancorp, Inc. ........................   10,400             216,424
Staten Island Bancorp, Inc. ....................    4,500              89,685
Washington Mutual, Inc. ........................   13,500             590,625
                                                                   ----------
                                                                    1,784,468
                                                                   ----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                   SHARES            VALUE
                                                   ------          ----------
TOBACCO--0.5%
Altria Group, Inc. .............................   13,300        $    618,450
                                                                   ----------
TRADING COMPANIES & DISTRIBUTORS--0.2%
MSC Industrial Direct Co., Inc. Class A ........    4,000              94,600
Watsco, Inc. ...................................    7,800             166,998
                                                                   ----------
                                                                      261,598
                                                                   ----------
TRUCKING--0.6%
Knight Transportation, Inc.(b) .................    3,035              76,391
Landstar System, Inc.(b) .......................    8,252             602,726
                                                                   ----------
                                                                      679,117
                                                                   ----------
WATER UTILITIES--0.5%
Philadelphia Suburban Corp. ....................   24,200             571,604
SJW Corp. ......................................    1,000              88,500
                                                                   ----------
                                                                      660,104
                                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications, Inc. Class A(b) .........   26,200             634,040

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $92,888,337)                                     106,385,801
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.9%

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden) .........................   19,000             629,280

DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia) ....................................   15,700             608,375

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A. (Argentina)(b)(c)(d) ...    1,400                   0

INTEGRATED TELECOMMUNICATION SERVICES--0 0%
Telefonica Data Argentina S.A. (Argentina)(b)(c)(d) 1,400                   0

REINSURANCE--0.9%
Arch Capital Group Ltd. (Bermuda)(b) ...........   16,497             602,141
PartnerRe Ltd. (Bermuda) .......................    8,800             477,576
                                                                   ----------
                                                                    1,079,717
                                                                   ----------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,090,493)                                        2,317,372
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--90.6%
(IDENTIFIED COST $94,978,830)                                     108,703,173
-----------------------------------------------------------------------------



                                    STANDARD
                                     RATING          PAR
                                    & POOR'S        VALUE
                                  (Unaudited)       (000)             VALUE
                                  -----------       -----             -----

SHORT-TERM OBLIGATIONS--8.7%

COMMERCIAL PAPER--5.0%
BellSouth Corp. 1%, 11/5/03 ......    A-1          $  465          $  464,974
Verizon Network Funding Corp.
1%, 11/6/03 ......................    A-1+          1,746           1,745,854

Harley-Davidson Funding Corp.
1.03%, 11/7/03 ...................    A-1           1,995           1,994,772

ABSC Capital Corp. 1.05%, 11/13/03    A-1             750             749,781
Citigroup, Inc. 1.13%, 1/14/04 ...    A-1+          1,000             997,674
                                                                   ----------
                                                                    5,953,055
                                                                   ----------

FEDERAL AGENCY SECURITIES--3.7%
SLMA 0.95%, 11/3/03 ..............                  4,470           4,470,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $10,422,542)                                      10,423,055
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $105,401,372)                                    119,126,228(a)


SECURITIES SOLD SHORT--(90.4)%
(PROCEEDS $99,971,832)                                           (108,396,045)

Other assets and liabilities, net--91.1%                          109,204,912
                                                                -------------
NET ASSETS--100.0%                                              $ 119,935,095
                                                                =============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,149,152 and gross depreciation of $1,626,997 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $105,604,073.
(b) Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2003, these securities amounted to a value of $0 or 0% of net assets.
(d) Illiquid. At October 31, 2003, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

SECURITIES SOLD SHORT--90.4%
COMMON STOCKS--89.8%

ADVERTISING--0.4%
Interpublic Group of Cos., Inc. (The) ..........   20,000          $  297,600
Lamar Advertising Co. ..........................    6,900             209,070
                                                                   ----------
                                                                      506,670
                                                                   ----------
AEROSPACE & DEFENSE--1.0%
Honeywell International, Inc. ..................   22,300             682,603
United Industrial Corp. ........................   28,800             492,480
                                                                   ----------
                                                                    1,175,083
                                                                   ----------
AIRLINES--0.5%
Continental Airlines, Inc. Class B .............   31,900             609,290

ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc. ...................   22,400             120,736

APPAREL RETAIL--1.5%
Burlington Coat Factory Warehouse Corp. ........    4,600              98,670
Children's Place Retail Stores, Inc. (The) .....   19,700             592,970
Deb Shops, Inc. ................................    5,778             112,151
Payless ShoeSource, Inc. .......................   23,800             314,874
Too, Inc. ......................................   34,200             564,300
Wet Seal, Inc. (The) Class A ...................    9,880             108,581
                                                                   ----------
                                                                    1,791,546
                                                                   ----------
APPLICATION SOFTWARE--1.8%
Agile Software Corp. ...........................   10,100             110,797
Cadence Design Systems, Inc. ...................    8,300             127,737
Concur Technologies, Inc. ......................    8,400              96,348
EPIQ Systems, Inc. .............................   13,100             221,390
Fair, Isaac Corp. ..............................    9,900             631,422
MicroStrategy, Inc. Class A ....................    1,600              88,000
Parametric Technology Corp. ....................   169,500            527,145
Quest Software, Inc. ...........................    6,200              92,380
TradeStation Group, Inc. .......................   35,100             298,701
                                                                   ----------
                                                                    2,193,920
                                                                   ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Bank of New York Co., Inc. (The) ...............   10,700             333,733
Gabelli Asset Management, Inc. Class A .........   15,700             552,797
Janus Capital Group, Inc. ......................    2,900              41,006
                                                                   ----------
                                                                      927,536
                                                                   ----------
AUTO PARTS & EQUIPMENT--0.2%
ArvinMeritor, Inc. .............................    5,200              87,308
Midas, Inc. ....................................    7,600             101,992
                                                                   ----------
                                                                      189,300
                                                                   ----------


                                                   SHARES            VALUE
                                                   ------          ----------

AUTOMOBILE MANUFACTURERS--0.6%
Monaco Coach Corp. .............................    4,000          $   96,360
Winnebago Industries, Inc. .....................   10,300             600,490
                                                                   ----------
                                                                      696,850
                                                                   ----------
BIOTECHNOLOGY--1.7%
Cepheid, Inc. ..................................   22,100             116,246
Corixa Corp. ...................................   31,100             185,667
Dendreon Corp. .................................    8,800              74,096
Enzon Pharmaceuticals, Inc. ....................    6,300              70,308
Exact Sciences Corp. ...........................    5,200              55,224
Human Genome Sciences, Inc. ....................    5,800              80,678
InterMune, Inc. ................................   11,400             228,000
Techne Corp. ...................................   18,400             640,872
Telik, Inc. ....................................   17,300             351,536
Trimeris, Inc. .................................    6,500             166,400
Vertex Pharmaceuticals, Inc. ...................    5,316              69,746
                                                                   ----------
                                                                    2,038,773
                                                                   ----------
BREWERS--0.7%
Anheuser-Busch Cos., Inc. ......................   11,400             561,564
Boston Beer Co., Inc. (The) Class A ............   14,500             247,950
                                                                   ----------
                                                                      809,514
                                                                   ----------
BROADCASTING & CABLE TV--2.7%
Comcast Corp. Class A ..........................   18,100             613,952
Cox Radio, Inc. Class A ........................   20,200             446,824
Crown Media Holdings, Inc. Class A .............   16,018             142,881
Cumulus Media, Inc. Class A ....................    6,800             127,364
Entravision Communications Corp. Class A .......   14,600             139,722
Liberty Media Corp. Class A ....................   52,200             526,698
Lin TV Corp. Class A ...........................    7,000             157,850
PanAmSat Corp. .................................   17,700             366,390
Univision Communications, Inc. Class A .........   18,700             634,865
Westwood One, Inc. .............................    2,600              77,818
                                                                   ----------
                                                                    3,234,364
                                                                   ----------
BUILDING PRODUCTS--0.3%
Simpson Manufacturing Co., Inc. ................    7,900             353,525

CASINOS & GAMING--0.9%
Boyd Gaming Corp. ..............................   18,700             285,362
Churchill Downs, Inc. ..........................    4,720             181,342
Wynn Resorts, Ltd. .............................   28,300             570,528
                                                                   ----------
                                                                    1,037,232
                                                                   ----------
CATALOG RETAIL--0.3%
J. Jill Group, Inc. ............................    7,100              86,407
ValueVision Media, Inc. Class A ................   13,813             224,461
                                                                   ----------
                                                                      310,868
                                                                   ----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

COMMUNICATIONS EQUIPMENT--2.8%
3Com Corp. .....................................  114,200          $  822,240
Advanced Fibre Communications, Inc. ............   10,900             262,363
F5 Networks, Inc. ..............................   24,900             622,749
InterDigital Communications Corp. ..............    7,800             132,522
JDS Uniphase Corp. .............................   18,100              64,255
Motorola, Inc. .................................   44,700             604,791
PC-Tel, Inc. ...................................   61,900             627,047
Sycamore Networks, Inc. ........................   17,900              89,500
Tellabs, Inc. ..................................   19,600             147,588
                                                                   ----------
                                                                    3,373,055
                                                                   ----------
COMPUTER & ELECTRONICS RETAIL--0.1%
Circuit City Stores, Inc. ......................    7,900              75,366

COMPUTER HARDWARE--1.0%
Pinnacle Systems, Inc. .........................   84,400             586,580
Sun Microsystems, Inc. .........................   163,400            647,064
                                                                   ----------
                                                                    1,233,644
                                                                   ----------
COMPUTER STORAGE & PERIPHERALS--0.4%
ActivCard Corp. ................................   11,500              97,175
Drexler Technology Corp. .......................    4,700              70,688
Iomega Corp. ...................................   53,600             295,336
                                                                   ----------
                                                                      463,199
                                                                   ----------
CONSTRUCTION & ENGINEERING--0.2%
EMCOR Group, Inc. ..............................    3,200             120,608
Washington Group International, Inc. ...........    6,300             174,636
                                                                   ----------
                                                                      295,244
                                                                   ----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
AGCO Corp. .....................................    4,000              72,000
Terex Corp. ....................................    2,200              49,632
                                                                   ----------
                                                                      121,632
                                                                   ----------
CONSUMER FINANCE--0.3%
Credit Acceptance Corp. ........................   13,000             152,360
Providian Financial Corp. ......................   14,700             163,317
                                                                   ----------
                                                                      315,677
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Ceridian Corp. .................................   30,100             632,100
CheckFree Corp. ................................    3,300              90,849
InterCept, Inc. ................................    6,400              62,848
Sabre Holdings Corp. ...........................    3,500              76,685
                                                                   ----------
                                                                      862,482
                                                                   ----------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A ........................    6,700             108,339
Penney (J.C.) Co., Inc. ........................    3,600              85,140


                                                   SHARES            VALUE
                                                   ------          ----------

DEPARTMENT STORES--CONTINUED
Sears, Roebuck and Co. .........................    2,200          $  115,786
                                                                   ----------
                                                                      309,265
                                                                   ----------
DISTILLERS & VINTNERS--0.5%
Brown-Forman Corp. Class B .....................    7,500             632,850

DISTRIBUTORS--0.5%
Genuine Parts Co. ..............................   18,000             572,760

DIVERSIFIED BANKS--0.5%
Comerica, Inc. .................................   11,700             602,316

DIVERSIFIED CHEMICALS--0.9%
Du Pont (E.I.) de Nemours & Co. ................   19,300             779,720
Eastman Chemical Co. ...........................    5,800             188,268
Olin Corp. .....................................    8,500             147,985
                                                                   ----------
                                                                    1,115,973
                                                                   ----------
DIVERSIFIED COMMERCIAL SERVICES--1.7%
ChoicePoint, Inc. ..............................   15,000             525,600
G & K Services, Inc. Class A ...................    2,300              75,900
Learning Tree International, Inc. ..............   10,100             181,800
School Specialty, Inc. .........................    1,312              36,579
ServiceMaster Co. (The) ........................   56,900             652,643
Sotheby's Holdings, Inc. Class A ...............   53,600             570,840
                                                                   ----------
                                                                    2,043,362
                                                                   ----------
DIVERSIFIED METALS & MINING--0.6%
Phelps Dodge Corp. .............................   10,800             666,792

DRUG RETAIL--0.5%
Walgreen Co. ...................................   18,800             654,616

ELECTRIC UTILITIES--3.3%
Ameren Corp. ...................................   14,100             629,565
CH Energy Group, Inc. ..........................    8,900             389,820
Consolidated Edison, Inc. ......................   11,800             477,546
DPL, Inc. ......................................   29,300             533,846
DTE Energy Co. .................................   17,100             630,648
IDACORP, Inc. ..................................   16,800             456,120
Pinnacle West Capital Corp. ....................   16,800             614,208
Unisource Energy Corp. .........................    8,600             165,980
Xcel Energy, Inc. ..............................    5,800              95,120
                                                                   ----------
                                                                    3,992,853
                                                                   ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Ultralife Batteries, Inc. ......................    5,500              95,700
Vicor Corp. ....................................   31,400             318,396
Woodward Governor Co. ..........................    7,800             360,828
                                                                   ----------
                                                                      774,924
                                                                   ----------
                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
AVX Corp. ......................................   16,100          $  236,670
Coherent, Inc. .................................    4,800             110,400
Electro Scientific Industries, Inc. ............    3,700              90,872
National Instruments Corp. .....................   13,800             587,604
OSI Systems, Inc. ..............................   14,000             257,460
Veeco Instruments, Inc. ........................    4,200             106,428
                                                                   ----------
                                                                    1,389,434
                                                                   ----------
ELECTRONIC MANUFACTURING SERVICES--1.1%
KEMET Corp. ....................................   11,800             156,350
Park Electrochemical Corp. .....................   25,600             627,200
Photon Dynamics, Inc. ..........................   15,100             571,082
                                                                   ----------
                                                                    1,354,632
                                                                   ----------
EMPLOYMENT SERVICES--1.7%
Heidrick & Struggles International, Inc. .......    4,700              92,825
Kelly Services, Inc. Class A ...................   22,700             556,150
Korn/Ferry International .......................   70,200             613,548
Resources Connection, Inc. .....................    8,000             197,840
Robert Half International, Inc. ................   25,300             597,333
                                                                   ----------
                                                                    2,057,696
                                                                   ----------
ENVIRONMENTAL SERVICES--1.1%
Ionics, Inc. ...................................    5,500             156,695
Stericycle, Inc. ...............................   12,800             591,104
Waste Management, Inc. .........................   23,600             611,712
                                                                   ----------
                                                                    1,359,511
                                                                   ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
IMC Global, Inc. ...............................   92,500             646,575

FOOD RETAIL--0.3%
Great Atlantic & Pacific Tea Co., Inc. (The) ...   19,800             123,750
Wild Oats Markets, Inc. ........................   13,400             139,092
Winn-Dixie Stores, Inc. ........................   16,100             130,249
                                                                   ----------
                                                                      393,091
                                                                   ----------
GAS UTILITIES--1.8%
KeySpan Corp. ..................................   20,800             727,376
Nicor, Inc. ....................................   17,100             586,017
Northwest Natural Gas Co. ......................    6,300             182,700
Peoples Energy Corp. ...........................   14,600             590,570
Southwest Gas Corp. ............................    4,000              90,320
                                                                   ----------
                                                                    2,176,983
                                                                   ----------
GENERAL MERCHANDISE STORES--0.5%
Fred's, Inc. ...................................   14,800             557,664

GOLD--0.5%
Newmont Mining Corp. ...........................   13,800             604,164


                                                   SHARES            VALUE
                                                   ------          ----------

HEALTH CARE DISTRIBUTORS--1.3%
Andrx Corp. ....................................    6,000          $  119,400
Priority Healthcare Corp. Class B ..............   25,500             551,565
PSS World Medical, Inc. ........................   24,255             226,057
Renal Care Group, Inc. .........................   17,800             667,678
                                                                   ----------
                                                                    1,564,700
                                                                   ----------
HEALTH CARE EQUIPMENT--1.2%
Biomet, Inc. ...................................   17,900             641,894
INAMED Corp. ...................................    7,100             613,227
SonoSite, Inc. .................................    7,052             139,277
                                                                   ----------
                                                                    1,394,398
                                                                   ----------
HEALTH CARE FACILITIES--1.1%
Curative Health Services, Inc. .................   12,800             182,912
Genesis Health Ventures, Inc. ..................    3,700              99,530
Health Management Associates, Inc. Class A .....   25,800             571,470
RehabCare Group, Inc. ..........................   15,700             245,234
Stewart Enterprises, Inc. Class A ..............   50,535             206,183
                                                                   ----------
                                                                    1,305,329
                                                                   ----------
HEALTH CARE SERVICES--0.9%
Computer Programs and System, Inc. .............   13,466             225,286
Eclipsys Corp. .................................   54,351             644,059
MIM Corp. ......................................   11,045              65,055
WebMD Corp. ....................................   14,559             113,415
                                                                   ----------
                                                                    1,047,815
                                                                   ----------
HEALTH CARE SUPPLIES--0.9%
Edwards Lifesciences Corp. .....................    9,300             269,700
Ocular Sciences, Inc. ..........................   13,956             389,791
Regeneration Technologies, Inc. ................   36,700             440,400
                                                                   ----------
                                                                    1,099,891
                                                                   ----------
HOME ENTERTAINMENT SOFTWARE--0.3%
Activision, Inc. ...............................   21,300             321,417

HOME FURNISHINGS--0.5%
Furniture Brands International, Inc. ...........   23,400             567,684

HOME IMPROVEMENT RETAIL--0.1%
Kirkland's, Inc. ...............................    4,400              97,020

HOMEBUILDING--1.6%
Toll Brothers, Inc. ............................   17,100             629,964
WCI Communities, Inc. ..........................   29,300             638,740
William Lyon Homes, Inc. .......................   10,400             673,920
                                                                   ----------
                                                                    1,942,624
                                                                   ----------
HOUSEHOLD APPLIANCES--0.5%
Stanley Works (The) ............................   19,300             643,462


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

HOUSEHOLD PRODUCTS--0.5%
Clorox Co. (The) ...............................   13,200          $  597,960

HOUSEWARES & SPECIALTIES--0.4%
Department 56, Inc. ............................    8,300             116,615
Russ Berrie & Co., Inc. ........................   10,400             372,840
                                                                   ----------
                                                                      489,455
                                                                   ----------
INDUSTRIAL GASES--0.0%
Air Products and Chemicals, Inc. ...............      400              18,164

INDUSTRIAL MACHINERY--2.4%
Harsco Corp. ...................................   15,000             574,650
Lincoln Electric Holdings, Inc. ................   24,600             599,994
Mueller Industries, Inc. .......................    7,200             227,232
Parker-Hannifin Corp. ..........................   12,000             611,640
Tecumseh Products Co. Class A ..................    2,800             114,744
Tennant Co. ....................................   13,800             545,928
Thomas Industries, Inc. ........................    6,500             196,300
Timken Co. (The) ...............................    4,100              68,798
                                                                   ----------
                                                                    2,939,286
                                                                   ----------
INSURANCE BROKERS--1.0%
Brown & Brown, Inc. ............................   20,200             615,090
Marsh & McLennan Cos., Inc. ....................   12,600             538,650
                                                                   ----------
                                                                    1,153,740
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
AT&T Wireless Services, Inc. ...................   72,700             527,075
IDT Corp.  Class B .............................    2,200              40,810
North Pittsburgh Systems, Inc. .................    6,900             126,822
SureWest Communications ........................    9,121             363,654
Verizon Communications, Inc. ...................   11,800             396,480
                                                                   ----------
                                                                    1,454,841
                                                                   ----------
INTERNET SOFTWARE & SERVICES--0.1%
CNET Networks, Inc. ............................   12,198              99,292

INVESTMENT BANKING & BROKERAGE--0.5%
Jefferies Group, Inc. ..........................   19,500             604,500

IT CONSULTING & OTHER SERVICES--0.2%
BearingPoint, Inc. .............................    5,800              54,520
Forrester Research, Inc. .......................    7,500             127,875
Perot Systems Corp. Class A ....................    4,300              45,666
                                                                   ----------
                                                                      228,061
                                                                   ----------
LEISURE PRODUCTS--0.7%
Action Performance Cos., Inc. ..................    2,100              43,008
JAKKS Pacific, Inc. ............................    7,300              94,900
Marvel Enterprises, Inc. .......................   21,600             636,120


                                                   SHARES            VALUE
                                                   ------          ----------

LEISURE PRODUCTS--CONTIUED
RC2 Corp. ......................................    5,700          $  120,840
                                                                   ----------
                                                                      894,868
                                                                   ----------
LIFE & HEALTH INSURANCE--0.5%
National Western Life Insurance Co. Class A ....      751             108,002
Presidential Life Corp. ........................   13,900             213,504
UICI ...........................................   11,500             172,040
UnumProvident Corp. ............................    6,600             108,042
                                                                   ----------
                                                                      601,588
                                                                   ----------
MARINE--0.2%
Alexander & Baldwin, Inc. ......................    3,900             120,939
Kirby Corp. ....................................    5,200             152,776
                                                                   ----------
                                                                      273,715
                                                                   ----------
MOVIES & ENTERTAINMENT--0.5%
4Kids Entertainment, Inc. ......................    6,100             149,145
Metro-Goldwyn-Mayer, Inc. ......................   28,239             450,694
                                                                   ----------
                                                                      599,839
                                                                   ----------
MULTI-LINE INSURANCE--0.0%
Horace Mann Educators Corp. ....................    3,500              46,375

MULTI-SECTOR HOLDINGS--0.4%
Leucadia National Corp. ........................   11,500             483,000

MULTI-UTILITIES & UNREGULATED POWER--0.6%
El Paso Corp. ..................................   78,100             573,254
El Paso Electric Co. ...........................    8,100              98,334
                                                                   ----------
                                                                      671,588
                                                                   ----------
OFFICE SERVICES & SUPPLIES--0.4%
Steelcase, Inc. Class A ........................   37,800             444,150

OIL & GAS DRILLING--1.0%
Diamond Offshore Drilling, Inc. ................   14,700             271,215
ENSCO International, Inc. ......................    8,300             218,705
Helmerich & Payne, Inc. ........................   16,200             429,462
Rowan Cos., Inc. ...............................    9,900             237,105
                                                                   ----------
                                                                    1,156,487
                                                                   ----------
OIL & GAS EQUIPMENT & SERVICES--1.3%
Grant Prideco, Inc. ............................   30,900             350,406
Hydril Co. .....................................    4,600             107,870
Maverick Tube Corp. ............................    6,500             109,785
Oil States International, Inc. .................    8,900             109,025
SEACOR SMIT, Inc. ..............................   14,900             570,968
Tidewater, Inc. ................................   12,100             331,661
                                                                   ----------
                                                                    1,579,715
                                                                   ----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

OIL & GAS EXPLORATION & PRODUCTION--2.4%
Energy Partners Ltd. ...........................   20,300          $  243,803
Forest Oil Corp. ...............................   24,000             562,800
Noble Energy, Inc. .............................   16,100             639,492
Pioneer Natural Resources Co. ..................   29,200             772,340
Quicksilver Resources, Inc. ....................   24,200             621,940
Range Resources Corp. ..........................      500               3,825
                                                                   ----------
                                                                    2,844,200
                                                                   ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
General Maritime Corp. .........................    5,500              69,575
Kaneb Services LLC .............................   15,900             449,334
                                                                   ----------
                                                                      518,909
                                                                   ----------
PACKAGED FOODS & MEATS--2.1%
Del Monte Foods Co. ............................   41,900             398,469
Hain Celestial Group, Inc. .....................    4,949             104,424
Kraft Foods, Inc. Class A ......................   20,300             590,730
Sensient Technologies Corp. ....................   30,300             581,760
Smithfield Foods, Inc. .........................   28,600             608,036
Tootsie Roll Industries, Inc. ..................    6,700             221,033
                                                                   ----------
                                                                    2,504,452
                                                                   ----------
PAPER PACKAGING--0.6%
Packaging Corp. of America .....................   36,700             722,990

PAPER PRODUCTS--0.4%
Bowater, Inc. ..................................   11,800             481,794

PERSONAL PRODUCTS--0.1%
Playtex Products, Inc. .........................   15,200              91,352

PHARMACEUTICALS--1.0%
Adolor Corp. ...................................   43,900             802,053
Atrix Laboratories, Inc. .......................    4,200              84,378
CIMA Labs, Inc. ................................    5,076             159,386
Noven Pharmaceuticals, Inc. ....................   11,400             115,026
                                                                   ----------
                                                                    1,160,843
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--1.2%
Commerce Group, Inc. (The) .....................      900              35,775
Harleysville Group, Inc. .......................   27,839             619,696
Midland Co. (The) ..............................    5,790             133,459
Ohio Casualty Corp. ............................   41,800             639,540
Triad Guaranty, Inc. ...........................    1,123              55,398
                                                                   ----------
                                                                    1,483,868
                                                                   ----------
PUBLISHING & PRINTING--1.1%
Gemstar-TV Guide International, Inc. ...........   39,500             185,255
Information Holdings, Inc. .....................    7,400             165,908
Journal Register Co. ...........................    4,000              80,120
Lee Enterprises, Inc. ..........................   13,900             586,024


                                                   SHARES            VALUE
                                                   ------          ----------

PUBLISHING & PRINTING--CONTINUED
Reader's Digest Association, Inc. (The) ........   19,400          $  285,762
                                                                   ----------
                                                                    1,303,069
                                                                   ----------
RAILROADS--0.6%
CSX Corp. ......................................   19,100             607,762
Union Pacific Corp. ............................    2,100             131,460
                                                                   ----------
                                                                      739,222
                                                                   ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Jones Lang LaSalle, Inc. .......................   11,300             215,265

REGIONAL BANKS--3.2%
Chittenden Corp. ...............................    3,625             116,652
Citizens Banking Corp. .........................    7,000             204,680
First Commonwealth Financial Corp. .............   23,500             324,300
First Essex Bancorp, Inc. ......................      179               9,738
First Financial Corp. ..........................    5,600             165,256
FirstMerit Corp. ...............................   16,100             415,058
Fulton Financial Corp. .........................   30,700             633,955
Midwest Banc Holdings, Inc. ....................    7,360             173,328
National Penn Bancshares, Inc. .................    3,675             109,515
Pacific Northwest Bancorp ......................    9,400             365,096
Park National Corp. ............................    4,300             502,885
Royal Bancshares of Pennsylvania, Inc. .........    1,600              39,200
Washington Trust Bancorp, Inc. .................    2,600              73,944
Wilmington Trust Corp. .........................   18,300             616,344
Yardville National Bancorp .....................    4,700             110,074
                                                                   ----------
                                                                    3,860,025
                                                                   ----------
REITS--3.6%
Anthracite Capital, Inc. .......................   24,100             245,579
First Industrial Realty Trust, Inc. ............    8,400             271,320
Health Care REIT, Inc. .........................   19,300             639,795
Heritage Property Investment Trust .............    8,600             242,520
Kramont Realty Trust ...........................   29,000             497,930
Lexington Corporate Properties Trust ...........    4,600              88,228
ProLogis .......................................   21,000             620,340
RAIT Investment Trust ..........................   24,900             581,664
Reckson Associates Realty Corp. ................   16,800             373,296
Summit Properties, Inc. ........................    8,800             196,768
Town & Country Trust ...........................   24,200             562,166
Urstadt Biddle Properties ......................    4,100              54,120
                                                                   ----------
                                                                    4,373,726
                                                                   ----------
RESTAURANTS--0.2%
California Pizza Kitchen, Inc. .................    7,200             133,920
IHOP Corp. .....................................    1,881              69,785
Triarc Cos., Inc. ..............................    9,100              94,822
                                                                   ----------
                                                                      298,527
                                                                   ----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

SEMICONDUCTOR EQUIPMENT--0.9%
Credence Systems Corp. .........................    6,100          $   99,491
DuPont Photomasks, Inc. ........................   23,200             537,776
Novellus Systems, Inc. .........................    6,500             268,385
Rudolph Technologies, Inc. .....................    5,300             138,595
                                                                   ----------
                                                                    1,044,247
                                                                   ----------
SEMICONDUCTORS--2.7%
Advanced Micro Devices, Inc. ...................   42,900             652,080
Agere Systems, Inc. Class A ....................  158,200             550,536
Applied Micro Circuits Corp. ...................   13,200              76,824
Broadcom Corp. Class A .........................    3,400             108,630
Cypress Semiconductor Corp. ....................   29,300             628,778
Integrated Device Technology, Inc. .............   13,500             211,950
Micrel, Inc. ...................................   10,359             170,924
Micron Technology, Inc. ........................   41,800             599,412
Monolithic System Technology, Inc. .............    8,200              66,830
Pixelworks, Inc. ...............................   10,600             128,048
                                                                   ----------
                                                                    3,194,012
                                                                   ----------

SOFT DRINKS--0.2%
Pepsi Bottling Group, Inc. (The) ...............   11,100             247,419

SPECIALIZED FINANCE--0.3%
Instinet Group, Inc. ...........................   51,600             318,888

SPECIALTY CHEMICALS--1.4%
Ferro Corp. ....................................   27,500             564,575
Great Lakes Chemical Corp. .....................   29,400             632,100
Valspar Corp. (The) ............................   11,000             524,700
                                                                   ----------
                                                                    1,721,375
                                                                   ----------
SPECIALTY STORES--2.4%
CarMax, Inc. ...................................   18,700             589,237
Hancock Fabrics, Inc. ..........................   37,700             562,107
O'Reilly Automotive, Inc. ......................   15,300             662,337
PETsMART, Inc. .................................   22,300             571,103
Pier 1 Imports, Inc. ...........................   10,900             251,790
Sports Authority, Inc. (The) ...................    2,400              89,280
Toys "R" Us, Inc. ..............................   11,400             148,200
                                                                   ----------
                                                                    2,874,054
                                                                   ----------
STEEL--0.2%
Nucor Corp. ....................................    3,900             213,837

SYSTEMS SOFTWARE--1.2%
Adobe Systems, Inc. ............................   15,100             661,984
Ascential Software Corp. .......................    7,100             157,549
BMC Software, Inc. .............................   12,400             215,512


                                                   SHARES            VALUE
                                                   ------          ----------

SYSTEMS SOFTWARE--CONTINUED
Borland Software Corp. .........................   46,100          $  409,368
                                                                   ----------
                                                                    1,444,413
                                                                   ----------
TECHNOLOGY DISTRIBUTORS--0.7%
Ingram Micro, Inc. Class A .....................   40,400             597,920
Tech Data Corp. ................................    9,100             299,572
                                                                   ----------
                                                                      897,492
                                                                   ----------

TEXTILES--0.3%
Unifi, Inc. ....................................   69,500             346,805

THRIFTS & MORTGAGE FINANCE--2.7%
Brookline Bancorp, Inc. ........................   36,000             533,520
Citizens First Bancorp, Inc. ...................    5,659             133,383
Fremont General Corp. ..........................   35,800             595,354
Golden West Financial Corp. ....................    5,900             592,537
Hudson City Bancorp, Inc. ......................   17,400             600,996
W Holding Co., Inc. ............................   34,000             791,860
                                                                   ----------
                                                                    3,247,650
                                                                   ----------
TOBACCO--0.7%
R.J. Reynolds Tobacco Holdings, Inc. ...........   14,500             696,435
Vector Group Ltd. ..............................    7,665             120,724
                                                                   ----------
                                                                      817,159
                                                                   ----------
TRUCKING--0.6%
Arkansas Best Corp. ............................   19,000             629,090
Covenant Transport, Inc. (Class A) .............    5,600             106,792
                                                                   ----------
                                                                      735,882
                                                                   ----------
WATER UTILITIES--0.6%
American States Water Co. ......................    3,600              88,200
California Water Service Group .................   23,500             642,725
                                                                   ----------
                                                                      730,925
                                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Price Communications Corp. .....................   28,100             353,217

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $99,402,238)                                            107,747,548
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                   SHARES            VALUE
                                                   ------          ----------

FOREIGN COMMON STOCKS--0.6%

HOTELS, RESORTS & CRUISE LINES--0.1%
Orient-Express Hotel Ltd. Class A (Bermuda) ....    5,300        $     92,803

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Golden Telecom, Inc. (Russia) ..................   21,438             555,694

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $569,594)                                                   648,497
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $99,971,832)                                           $108,396,045(a)
                                                                 ============


(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $3,173,817 and gross depreciation of $12,115,059 for federal income tax purposes. At October 31, 2003, the aggregate proceeds of securities sold short for federal income tax purposes was $99,454,803.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003


ASSETS
Investment securities at value (Identified cost $105,401,372)    $119,126,228
Cash                                                                    1,587
Deposits with broker for securities sold short                    108,626,909
Receivables
   Fund shares sold                                                 1,471,732
   Dividends and interest                                             117,954
Prepaid expenses                                                        2,203
                                                                 ------------
     Total assets                                                 229,346,613
                                                                 ------------
LIABILITIES
Securities sold short at value (Proceeds ($99,971,832))           108,396,045
Payables
   Fund shares repurchased                                            503,575
   Investment securities purchased                                     72,800
   Investment advisory fee                                            151,021
   Dividends on short sales                                            95,885
   Distribution and service fees                                       58,504
   Transfer agent fee                                                  27,073
   Financial agent fee                                                  6,465
   Trustees' fee                                                        1,783
Accrued expenses                                                       98,367
                                                                 ------------
     Total liabilities                                            109,411,518
                                                                 ------------
NET ASSETS                                                       $119,935,095
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $137,725,915
Accumulated net realized loss                                     (23,091,463)
Net unrealized appreciation on investments                         13,724,856
Net unrealized depreciation on securities sold short               (8,424,213)
                                                                 ------------
NET ASSETS                                                       $119,935,095
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $72,427,686)                 6,358,317
Net asset value per share                                              $11.39
Offering price per share $11.39/(1-5.75%)                              $12.08

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,359,180)                 1,455,421
Net asset value and offering price per share                           $11.24

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,102,312)                 2,781,605
Net asset value and offering price per share                           $11.18

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $45,917)                         4,043
Net asset value and offering price per share                           $11.36


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME
Dividends                                                         $   873,256
Interest                                                              854,670
Foreign taxes withheld                                                   (101)
                                                                  -----------
     Total investment income                                        1,727,825
                                                                  -----------
EXPENSES
Investment advisory fee                                             1,466,028
Service fees, Class A                                                 163,397
Distribution and service fees, Class B                                165,472
Distribution and service fees, Class C                                266,387
Financial agent fee                                                    63,641
Transfer agent                                                        155,454
Professional                                                           94,369
Registration                                                           49,331
Custodian                                                              49,031
Printing                                                               42,119
Trustees                                                               23,260
                                                                  -----------
     Expenses before dividends on short sales                       2,538,489
     Dividends on short sales                                       1,514,423
                                                                  -----------
     Net expenses                                                   4,052,912
                                                                  -----------
NET INVESTMENT LOSS                                                (2,325,087)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     1,280,284
Net realized loss on securities sold short                        (10,181,801)
Net change in unrealized appreciation (depreciation) on
   investments                                                      8,897,789
Net change in unrealized appreciation (depreciation) on
   securities sold short                                           (3,972,143)
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (3,975,871)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(6,300,958)
                                                                  ===========

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended         Year Ended
                                                                                               10/31/03           10/31/02
                                                                                             ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ (2,325,087)      $   (856,544)
   Net realized gain (loss)                                                                    (8,901,517)         6,307,627
   Net change in unrealized appreciation (depreciation)                                         4,925,646         (3,396,207)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (6,300,958)         2,054,876
                                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      --           (165,430)
   Net investment income, Class B                                                                      --            (45,131)
   Net investment income, Class C                                                                      --            (43,509)
   Net investment income, Class I                                                                      --           (214,351)
                                                                                             ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           --           (468,421)
                                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (6,226,262 and 9,863,095 shares, respectively)                71,147,335        121,723,093
   Net asset value of shares issued from reinvestment of distributions
     (0 and 14,128 shares, respectively)                                                               --            149,614
   Cost of shares repurchased (4,959,743 and 5,783,767 shares, respectively)                  (56,821,101)       (70,226,576)
   Capital contribution from Adviser (See Note 3)                                                      --             20,497
                                                                                             ------------       ------------
Total                                                                                          14,326,234         51,666,628
                                                                                             ------------       ------------
CLASS B
   Proceeds from sales of shares (754,798 and 673,241 shares, respectively)                     8,590,368          8,105,462
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,876 shares, respectively)                                                                --             41,043
   Cost of shares repurchased (578,976 and 304,313 shares, respectively)                       (6,528,231)        (3,478,717)
   Capital contribution from Adviser (See Note 3)                                                      --              7,090
                                                                                             ------------       ------------
Total                                                                                           2,062,137          4,674,878
                                                                                             ------------       ------------
CLASS C
   Proceeds from sales of shares (1,848,496 and 2,020,968 shares, respectively)                20,896,194         24,276,262
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,682 shares, respectively)                                                                --             38,771
   Cost of shares repurchased (1,111,897 and 675,275 shares, respectively)                    (12,512,580)        (7,852,654)
   Capital contribution from Adviser (See Note 3)                                                      --              8,936
                                                                                             ------------       ------------
Total                                                                                           8,383,614         16,471,315
                                                                                             ------------       ------------
CLASS I
   Proceeds from sales of shares (3,086 and 914 shares, respectively)                              35,000             11,836
   Net asset value of shares issued from reinvestment of distributions
     (0 and 20,376 shares, respectively)                                                               --            214,351
   Cost of shares repurchased (8,004 and 1,368,981 shares, respectively)                          (90,715)       (16,205,370)
   Capital contribution from Adviser (See Note 3)                                                      --              2,282
                                                                                             ------------       ------------
Total                                                                                             (55,715)       (15,976,901)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   24,716,270         56,835,920
                                                                                             ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       18,415,312         58,422,375

NET ASSETS
   Beginning of period                                                                        101,519,783         43,097,408
                                                                                             ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                             $119,935,095       $101,519,783
                                                                                             ============       ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                             --------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31
                                                             --------------------------------------------------------------
                                                               2003         2002         2001         2000          1999
Net asset value, beginning of period                          $12.09       $10.95       $10.13       $10.68        $10.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                (0.23)(4)    (0.16)(4)     0.15(4)      0.26(4)       0.26
   Net realized and unrealized gain (loss)                     (0.47)        1.44         1.02        (0.55)        (0.29)
                                                              ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.70)        1.28         1.17        (0.29)        (0.03)
                                                              ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --        (0.14)       (0.35)       (0.26)        (0.13)
                                                              ------       ------       ------       ------        ------
Change in net asset value                                      (0.70)        1.14         0.82        (0.55)        (0.16)
                                                              ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $11.39       $12.09       $10.95       $10.13        $10.68
                                                              ======       ======       ======       ======        ======
Total return(1)                                                (5.79)%      11.85 %      11.88%       (2.65)%       (0.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $72,428      $61,582      $10,930       $7,205       $20,648

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)                  3.85 %       3.47 %(2)    3.78%(2)     4.15 %(2)     3.88 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.29 %       2.30 %       2.30%        2.33 %        2.34 %
   Net investment income (loss)                                (2.08)%      (1.33)%       1.42%        2.63 %        1.94 %
Portfolio turnover rate                                          329 %        456 %        192%         276 %         453 %

                                                                                       CLASS B
                                                             --------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31
                                                             --------------------------------------------------------------
                                                               2003         2002         2001         2000          1999
Net asset value, beginning of period                          $12.02       $10.87       $10.07       $10.62        $10.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                (0.31)(4)    (0.23)(4)     0.09(4)      0.19(4)       0.15
   Net realized and unrealized gain (loss)                     (0.47)        1.43         1.00        (0.55)        (0.26)
                                                              ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.78)        1.20         1.09        (0.36)        (0.11)
                                                              ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --        (0.05)       (0.29)       (0.19)        (0.08)
                                                              ------       ------       ------       ------        ------
Change in net asset value                                      (0.78)        1.15         0.80        (0.55)        (0.19)
                                                              ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $11.24       $12.02       $10.87       $10.07        $10.62
                                                              ======       ======       ======       ======        ======
Total return(1)                                                (6.49)%      11.10 %      11.07%       (3.38)%       (1.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $16,359      $15,381       $9,857      $11,649       $34,290

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)                  4.50 %       4.26 %(3)    4.51%(3)     4.85 %(3)     4.58 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.99 %       3.00 %       3.00%        3.03 %        3.04 %
   Net investment income (loss)                                (2.74)%      (2.02)%       0.85%        1.94 %        1.24 %
Portfolio turnover rate                                          329 %        456 %        192%         276 %         453 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.68%, 4.16% and 4.35% for the periods ended October 31,
    2002, 2001 and 2000, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.61%, 4.87% and 5.05% for the periods ended October 31,
    2002, 2001 and 2000, respectively.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS C
                                                             ---------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31
                                                             ---------------------------------------------------------------
                                                               2003         2002         2001         2000          1999
Net asset value, beginning of period                          $11.96       $10.83       $10.04       $10.59        $10.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                (0.31)(4)    (0.23)(4)     0.08(4)      0.19(4)       0.19
   Net realized and unrealized gain (loss)                     (0.47)        1.42         1.01        (0.55)        (0.31)
                                                              ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.78)        1.19         1.09        (0.36)        (0.12)
                                                              ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --        (0.06)       (0.30)       (0.19)        (0.09)
                                                              ------       ------       ------       ------        ------
Change in net asset value                                      (0.78)        1.13         0.79        (0.55)        (0.21)
                                                              ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $11.18       $11.96       $10.83       $10.04        $10.59
                                                              ======       ======       ======       ======        ======
Total return(1)                                                (6.44)%      11.01 %      11.11%       (3.31)%       (1.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $31,102      $24,449       $7,531       $6,886       $25,364

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)                  4.54 %       4.22 %(2)    4.50%(2)     4.83 %(2)     4.58 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.99 %       3.00 %       3.00%        3.03 %        3.04 %
   Net investment income (loss)                                (2.77)%      (2.02)%       0.81%        1.93 %        1.24 %
Portfolio turnover rate                                          329 %        456 %        192%         276 %         453 %


                                                                                      CLASS I
                                                             ---------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31
                                                             ---------------------------------------------------------------
                                                               2003         2002         2001         2000          1999
Net asset value, beginning of period                          $12.02       $10.89       $10.08       $10.62        $10.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                (0.19)(4)    (0.12)(4)     0.18(4)      0.29(4)       0.28
   Net realized and unrealized gain (loss)                     (0.47)        1.41         1.01        (0.54)        (0.28)
                                                              ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.66)        1.29         1.19        (0.25)           --
                                                              ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --        (0.16)       (0.38)       (0.29)        (0.23)
                                                              ------       ------       ------       ------        ------
Change in net asset value                                      (0.66)        1.13         0.81        (0.54)        (0.23)
                                                              ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $11.36       $12.02       $10.89       $10.08        $10.62
                                                              ======       ======       ======       ======        ======
Total return                                                   (5.49)%      12.03 %      12.14%       (2.37)%       (0.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $46         $108      $14,780      $12,292       $19,549

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends
     on short sales, after expense reimbursement)               3.43 %       3.37 %(3)    3.48%(3)     3.88 %(3)     3.58 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.00 %       2.00 %       2.00%        2.03 %        2.04 %
   Net investment income (loss)                                (1.67)%      (1.06)%       1.76%        2.96 %        2.24 %
Portfolio turnover rate                                          329 %        456 %        192%         276 %         453 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.51%, 4.86% and 5.03% for the periods ended October 31,
    2002, 2001 and 2000, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.77%, 3.83% and 4.11% for the periods ended October 31,
    2002, 2001 and 2000, respectively.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003


1. ORGANIZATION

   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently one fund, the Market Neutral Fund (the "Fund"), is offered for sale. The Market Neutral Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At October 31, 2003, the value of securities sold short amounted to $108,396,045 against which collateral of $217,330,082 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.


G. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.


H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc.("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2004.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $20,916 for Class A shares and deferred sales charges of $68,976 for Class B shares and $37,812 for Class C shares for the period ended October 31, 2003. In addition to these amounts, $1,180 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. There are no distribution or service fees for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the period ended October 31, 2003, $378,153 was retained by the Distributor, $216,274 was paid out to unaffiliated participants and $829 was paid to W.S. Griffith Securities, Inc.

   As Financial Agent of the Fund, PEPCO receives a fee for tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. Effective January 1, 2003, PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix Funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the period ended October 31, 2003, transfer agent fees were $155,454 as reported in the Statement of Operations, of which PEPCO retained $33,479.

   At October 31, 2003, PNX and affiliates and the retirement plans of PNX and affiliates held 150,844 Class A shares of the Fund with a value of $1,718,113.

   The Adviser voluntarily contributed capital to the Fund in the amount of $38,805 as disclosed in the Statement of Changes for the period ended October 31, 2002. This contribution offset the effect of trades inadvertently processed by the Fund at an incorrect commission rate. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2003, aggregated the following:

Purchases .......................................................  $249,366,153
Sales ...........................................................   264,393,249
Short sales .....................................................   302,453,942
Purchases to cover short sales ..................................   320,780,788

   There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk,

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securites deposited with the clearing broker.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. RESTRICTED SECURITIES

   At October 31, 2003, the Fund held the following restricted securities:

                                       Acquisition Date     Acquisition Cost
                                       ----------------     ----------------
  Telefonica Moviles S.A.                  12/20/01               $ --
  Telefonica Data Argentina S.A.           12/20/01                 --

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                             Expiration Year
 --------------------------------------------------------------------------
     2007                2008            2011                 Total
 ---------------   ---------------   -------------    ---------------------
    $6,695,856        $5,119,432      $10,556,445          $22,371,733

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset values of the Fund. As of October 31, 2003, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

                     Capital paid in         Undistributed       Accumulated
                       on shares of          net investment      net realized
                    beneficial interest      income (loss)        gain (loss)
                    -------------------      -------------       ------------
                        $(2,215,703)          $2,325,087          $(109,384)

9. OTHER

   Effective May 19, 2003, the Fund changed its name from Phoenix-Capital West Market Neutral Fund to Phoenix Market Neutral Fund. Also on this date, portfolio management was assigned to Carlton Neel and David Dickerson. Prior to this date, the Fund was managed by John Riddle and Todd Gervasini.

   On June 18, 2003, the Board of Trustees of Phoenix Portfolios voted to liquidate Class I Shares of the Phoenix Market Neutral Fund. Based on the recommendation of Management, the Trustees determined that liquidation is in the best interest of the Class I shareholders and voted to direct the mandatory redemption of all Class I Shares of the Fund. The Trustees directed that liquidation and mandatory redemption be effected as soon as practicable, as determined by the Trust's officers. On November 26, 2003, the Class I Shares of the Fund were redeemed at their net asset value.

                         REPORT OF INDEPENDENT AUDITORS

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS



To the Board of Trustees of
Phoenix Portfolios and Shareholders of Phoenix Market Neutral Fund



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Market Neutral Fund (constituting Phoenix Portfolios, hereafter referred to as the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.







/s/ PRICEWATERHOUSECOOPERS LLP



Boston, Massachusetts
December 12, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


                                                          NUMBER OF
                                                        PORTFOLIOS IN
                             TERM OF OFFICE               FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         AND LENGTH OF               OVERSEEN BY                       DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED                  TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James Balog                Served since                     4                 Currently retired. Director, Transatlantic Holdings,
  DOB: 9/7/28                1998.                                              Inc. (reinsurance) (1990-present). Director, Elan,
                                                                                plc (pharmaceuticals) (1990-1994). Director, Great
                                                                                West Life and Annuity Insurance Company
                                                                                (1993-present).
------------------------------------------------------------------------------------------------------------------------------------
  Claire B. Benenson         Served since                     4                 Consultant on Financial Conferences. Trustee,
  DOB: 2/11/19               1998                                               Burnham Investors Trust (1972-present) (5
                                                                                portfolios). Vice President, 92nd St. YMYWHA
                                                                                (charitable organization) (1999-present).
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill             Served since                     4                 Currently retired. Trustee, Scudder Investments (33
  7721 Blue Heron Way        1998.                                              portfolios) (1986-present). Director, Coutts & Co.
  West Palm Beach, FL 33412                                                     Trust Holdings Limited (1991-1999), Coutts & Co.
  DOB: 3/28/30                                                                  Group (1944-1999) and Coutts & Co. International
                                                                                (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans           Served since                     4                 President, Romans & Company (private investors and
  39 S. Sheridan Road        1998.                                              financial consultants) (1987-present). Trustee,
  Lake Forest, IL 60045                                                         Burnham Investors Trust (5 portfolios)
  DOB: 4/22/31                                                                  (1967-present).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE


     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



                                                           NUMBER OF
                                                         PORTFOLIOS IN
      NAME, ADDRESS,         TERM OF OFFICE               FUND COMPLEX                      PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH AND         AND LENGTH OF               OVERSEEN BY                       DURING PAST 5 YEARS AND
 POSITION(S) WITH TRUST        TIME SERVED                  TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Philip R. McLoughlin       Chairman                         49                Consultant, Phoenix Investment Partners Ltd.
 56 Prospect Street          and Chief                                          (2002-present). Director, PXRE Corporation
 Hartford, CT 06115-0480     Executive                                          (Delaware) (1985-present), World Trust Fund
 DOB: 10/23/46               Officer since                                      (1991-present). Chairman (1997-2002), Director
                             2000;                                              (1995-2002), Vice Chairman (1995-1997) and Chief
 Chairman                    President                                          Executive Officer (1995-2002), Phoenix Investment
                             since 2002.                                        Partners, Ltd. Director and Executive Vice
                                                                                President, The Phoenix Companies, Inc. (2000-2002).
                                                                                Director (1994-2002) and Executive Vice President,
                                                                                Investments (1987-2002), Phoenix Life Insurance
                                                                                Company. Director (1983-2002) and Chairman
                                                                                (1995-2002), Phoenix Investment Counsel, Inc.
                                                                                Director (1982-2002) and President (1990-2000),
                                                                                Phoenix Equity Planning Corporation. Chairman and
                                                                                President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                                                Director (2001-2002) and President (April
                                                                                2002-September 2002), Phoenix Investment Management
                                                                                Company. Director and Executive Vice President,
                                                                                Phoenix Life and Annuity Company (1996-2002).
                                                                                Director (1995-2000) and Executive Vice President
                                                                                (1994-2002), PHL Variable Insurance Company.
                                                                                Director, Phoenix National Trust Holding Company
                                                                                (2001-2002). Director (1985-2002) and Vice President
                                                                                (1986-2002), PM Holdings, Inc. Director, W.S.
                                                                                Griffith Associates, Inc. (1995-2002). Director
                                                                                (1992-2002) and President (1993-1994), W.S. Griffith
                                                                                Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
 Phoenix Investment Partners, Ltd. and its affiliates.

                              OFFICERS OF THE TRUST


                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer           Executive Vice President         Executive Vice President (1999-present) Senior Vice President
  56 Prospect Street         since 1999.                      (1995-1999), Chief Financial Officer (1995-present), Phoenix
  Hartford, CT 06115-0480                                     Investment Partners, Ltd. Director (1998-present), Executive Vice
  DOB: 8/16/44                                                President, Chief Financial Officer and Treasurer (2000-present),
                                                              Senior Vice President and Chief Financial Officer (1996-2000), Phoenix
                                                              Equity Planning Corporation. Director (1998-present), Senior Vice
                                                              President, Chief Financial Officer and Treasurer (1996-present),
                                                              Phoenix Investment Counsel, Inc. Director (2000-present), Executive
                                                              Vice President (2000-present),Treasurer (1996-present), Senior Vice
                                                              President (2000-2002), Duff & Phelps Investment Management Co.
                                                              Executive Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry             Executive Vice President         Executive Vice President, Phoenix Investment Partners,
  56 Prospect Street         since 1999.                      Ltd.(1998-present), President, Phoenix Equity Planning Corporation
  Hartford, CT 06115-0480                                     (2000-present). Executive Vice President, Phoenix Fund Complex
  DOB: 3/28/52                                                (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch               Secretary since 1998.            Director and President, Watermark Securities, Inc. (1990-present).
  DOB: 9/23/45                                                First Vice President, Chief Compliance Officer and Secretary, PXP
                                                              Securities Corp. (1989-1999). First Vice President, Zweig/Glaser
                                                              Advisers LLC and Euclid Advisors LLC (1989-1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Treasurer since 1999.            Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  56 Prospect Street                                          Assistant Treasurer (2001-present), Phoenix Equity Planning
  Hartford, CT 06115-0480                                     Corporation. Treasurer, Phoenix Fund Complex (1994-present).
  DOB: 11/24/52
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES

James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans


OFFICERS

Philip R. McLoughlin, Chairman,
   Chief Executive Officer, and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary


INVESTMENT ADVISER

Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728


PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286


INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO CONTACT US

Mutual Fund Services                                             1-800-243-1574
Adviser Consulting Group                                         1-800-243-4361
Text Telephone                                                   1-800-243-1926
Web site                                                 PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE HOENIX COMPANIES, INC.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




PXP 2180 (12/03)



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                          Philip R. McLoughlin, Chairman
                          (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                          Philip R. McLoughlin, Chairman
                          (principal executive officer)

Date     January 5, 2004
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By (Signature and Title)*  /s/Nancy G. Curtiss
                         -------------------------------------------------------
                          Nancy G. Curtiss, Treasurer
                          (principal financial officer)

Date     January 5, 2004
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* Print the name and title of each signing officer under his or her signature.